INCOME TAX MATTERS (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Current tax expense		€ 0
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Accounting net income/(loss) before tax	€ (13,045,000)
At Codere Online statutory income tax rate (25%)	(3,261,000)
Permanent differences	4,666,000
Effect of different rates in different jurisdictions	(1,825,000)
Offsetting tax income	198,000
Income tax benefit/(expense)	€ (222,000)
Effective tax rate	1.70%
Of which —	€ 0
Current tax expense	(222,000)
Deferred tax benefit/(expense)	0
Total income tax benefit/(expense)	€ (222,000)
Codere Online Business [Member]
Reserve Quantities [Line Items]
Accounting net income/(loss) before tax			€ (14,769,000)	€ (16,147,000)
At Codere Online statutory income tax rate (25%)			3,692,000	4,037,000
Effect of different rates in different jurisdictions			3,094,000	2,987,000
Income tax benefit/(expense)			€ (1,510,000)	€ 53,000
Effective tax rate			10.23%	0.33%
Current tax expense			€ (1,510,000)	€ 53,000
Deferred tax benefit/(expense)			0	0
Total income tax benefit/(expense)			(1,510,000)	53,000
Tax effect of previously unrecognized tax losses and permanent differences			(8,415,000)	(7,409,000)
Adjustment of prior year taxes			€ 118,000	€ 437,000